[LOGO] Scudder

Scudder Institutional Shares
Scudder Money Market Shares
Scudder Tax Free Money Market Series
Scudder Government Money Market Series

Supplement to Prospectus
dated May 1, 1998

Scudder Tax Free Money Market Series is
currently authorized to invest without limit in second tier securities. The Fund does not, however, currently intend to invest in such securities.

Amendements have been adopted to the federal rules regulating quality, maturity and deiversification requirements of money market funds. Money market funds must comply with the revised rule by July
1, 1998. Each Fund intends to be in compliance with the amended requirements by that date.



May 1, 1998
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[LOGO] Scudder

Scudder Managed Shares
Scudder Money Market Shares
Scudder Tax Free Money Market Shares
Scudder Government Money Market Shares

Supplement to Prospectus
dated May 1, 1998

Scudder Tax Free Money Market Series is
currently authorized to invest without limit in second tier securities. The Fund does not, however, currently intend to invest in such securities.

Amendements have been adopted to the federal rules regulating quality, maturity and deiversification requirements of money market funds. Money market funds must comply with the revised rule by July
1, 1998. Each Fund intends to be in compliance with the amended requirements by that date.



May 1, 1998